CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Unrealized gains on available-for-sale marketable securities	$ 971	$ 391	$ 70
Unrealized gains (losses) on derivative instruments	(78)	73	39
Foreign currency translation adjustments	$ 48	$ 23	$ 169